ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

	December 31, 2015	December 31, 2014
Gross accounts receivable	$1,434.9	$1,027.3
Less allowance for doubtful accounts	(217.0)	(211.6)
	$1,217.9	$815.7

The provision for doubtful accounts was $265.4, $276.5 and $254.8 in 2015, 2014 and 2013 respectively.